Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2035 Fund
June 30, 2025
Z35-NPRT1-0825
1.9884242.108
Bond Funds - 28.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	244,538	1,885,388
Fidelity Series Corporate Bond Fund (a)	224,701	2,109,939
Fidelity Series Emerging Markets Debt Fund (a)	52,360	424,115
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,021	105,910
Fidelity Series Floating Rate High Income Fund (a)	8,495	75,269
Fidelity Series Government Bond Index Fund (a)	376,999	3,460,853
Fidelity Series High Income Fund (a)	8,561	75,340
Fidelity Series International Credit Fund (a)	7	56
Fidelity Series International Developed Markets Bond Index Fund (a)	278,315	2,426,910
Fidelity Series Investment Grade Bond Fund (a)	322,100	3,253,214
Fidelity Series Investment Grade Securitized Fund (a)	224,564	2,014,339
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,173,910	6,315,637
Fidelity Series Real Estate Income Fund (a)	7,444	74,585
TOTAL BOND FUNDS (Cost $22,625,046)		22,221,555

Domestic Equity Funds - 37.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	321,829	6,652,202
Fidelity Series Commodity Strategy Fund (a)	1,904	173,055
Fidelity Series Large Cap Growth Index Fund (a)	159,023	4,279,307
Fidelity Series Large Cap Stock Fund (a)	153,106	3,963,915
Fidelity Series Large Cap Value Index Fund (a)	465,689	8,033,140
Fidelity Series Small Cap Core Fund (a)	153,384	1,788,454
Fidelity Series Small Cap Opportunities Fund (a)	56,826	830,229
Fidelity Series Value Discovery Fund (a)	177,808	2,875,156
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,336,822)		28,595,458

International Equity Funds - 32.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	97,127	1,786,174
Fidelity Series Emerging Markets Fund (a)	151,570	1,547,528
Fidelity Series Emerging Markets Opportunities Fund (a)	289,277	6,196,307
Fidelity Series International Growth Fund (a)	214,119	4,250,257
Fidelity Series International Index Fund (a)	111,841	1,599,325
Fidelity Series International Small Cap Fund (a)	50,541	1,002,737
Fidelity Series International Value Fund (a)	275,864	4,212,443
Fidelity Series Overseas Fund (a)	261,719	4,239,841
Fidelity Series Select International Small Cap Fund (a)	5,107	68,031
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,279,229)		24,902,643

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $751,466)	75,529	750,756

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $321,317)	4.42	321,317	321,316

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $62,313,880)	76,791,728
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	76,791,729

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,814,877	351,281	270,952	6,767	(8,272)	(1,546)	1,885,388	244,538
Fidelity Series Blue Chip Growth Fund	6,799,780	253,653	1,596,473	-	262,683	932,559	6,652,202	321,829
Fidelity Series Canada Fund	1,782,566	63,829	303,352	-	38,697	204,434	1,786,174	97,127
Fidelity Series Commodity Strategy Fund	177,946	20,253	19,859	-	(1,439)	(3,846)	173,055	1,904
Fidelity Series Corporate Bond Fund	2,259,837	301,102	461,205	24,025	(7,027)	17,232	2,109,939	224,701
Fidelity Series Emerging Markets Debt Fund	424,947	40,142	47,497	6,123	144	6,379	424,115	52,360
Fidelity Series Emerging Markets Debt Local Currency Fund	106,049	4,313	12,090	-	814	6,824	105,910	11,021
Fidelity Series Emerging Markets Fund	1,583,513	149,352	339,979	-	19,747	134,895	1,547,528	151,570
Fidelity Series Emerging Markets Opportunities Fund	6,337,556	600,386	1,383,043	-	131,640	509,768	6,196,307	289,277
Fidelity Series Floating Rate High Income Fund	77,306	6,446	8,631	1,498	(182)	330	75,269	8,495
Fidelity Series Government Bond Index Fund	3,662,606	544,317	739,829	30,531	(26,564)	20,323	3,460,853	376,999
Fidelity Series Government Money Market Fund	-	458,255	136,939	3,394	-	-	321,316	321,317
Fidelity Series High Income Fund	76,891	4,982	8,631	1,220	46	2,052	75,340	8,561
Fidelity Series International Credit Fund	55	1	-	1	-	-	56	7
Fidelity Series International Developed Markets Bond Index Fund	2,343,763	355,485	302,498	11,143	(472)	30,632	2,426,910	278,315
Fidelity Series International Growth Fund	4,173,430	235,902	629,858	-	101,606	369,177	4,250,257	214,119
Fidelity Series International Index Fund	1,587,986	131,602	308,823	-	51,161	137,399	1,599,325	111,841
Fidelity Series International Small Cap Fund	1,018,514	8,781	195,916	-	22,009	149,349	1,002,737	50,541
Fidelity Series International Value Fund	4,183,381	326,360	821,096	-	169,663	354,135	4,212,443	275,864
Fidelity Series Investment Grade Bond Fund	3,476,634	488,559	716,299	33,281	(22,361)	26,681	3,253,214	322,100
Fidelity Series Investment Grade Securitized Fund	2,186,498	290,623	459,747	21,939	(20,127)	17,092	2,014,339	224,564
Fidelity Series Large Cap Growth Index Fund	4,374,239	177,331	949,853	5,837	170,393	507,197	4,279,307	159,023
Fidelity Series Large Cap Stock Fund	4,038,413	172,035	806,753	-	133,080	427,140	3,963,915	153,106
Fidelity Series Large Cap Value Index Fund	8,309,476	655,946	1,216,469	-	89,902	194,285	8,033,140	465,689
Fidelity Series Long-Term Treasury Bond Index Fund	5,964,465	1,202,931	716,912	57,094	(96,213)	(38,634)	6,315,637	1,173,910
Fidelity Series Overseas Fund	4,170,851	304,839	777,198	-	154,737	386,612	4,239,841	261,719
Fidelity Series Real Estate Income Fund	77,026	6,267	9,019	1,047	(482)	793	74,585	7,444
Fidelity Series Select International Small Cap Fund	13,949	46,397	475	-	(4)	8,164	68,031	5,107
Fidelity Series Small Cap Core Fund	1,908,178	59,494	305,408	-	(39,546)	165,736	1,788,454	153,384
Fidelity Series Small Cap Opportunities Fund	848,479	31,530	121,700	-	10,017	61,903	830,229	56,826
Fidelity Series Treasury Bill Index Fund	-	1,082,614	330,890	7,645	(257)	(711)	750,756	75,529
Fidelity Series Value Discovery Fund	2,982,459	237,567	425,477	-	8,242	72,365	2,875,156	177,808
	76,761,670	8,612,575	14,422,871	211,545	1,141,635	4,698,719	76,791,728

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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